John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 98.0%		$1,017,307,598
(Cost $857,901,769)
Communication services 1.4%		14,301,485
Diversified telecommunication services 0.7%
Cellnex Telecom SA (A)(B)	110,249	3,657,084
Nippon Telegraph & Telephone Corp.	129,417	3,690,780
Wireless telecommunication services 0.7%
KDDI Corp.	116,100	3,520,953
SK Telecom Company, Ltd.	91,504	3,432,668
Consumer discretionary 1.1%		11,261,431
Hotels, restaurants and leisure 1.0%
H World Group, Ltd., ADR	22,571	957,462
Hyatt Hotels Corp., Class A (B)	32,592	2,947,946
Kyoritsu Maintenance Company, Ltd.	59,000	2,634,083
Mandarin Oriental International, Ltd. (B)	589,233	1,132,012
Oriental Land Company, Ltd.	18,036	2,624,674
Household durables 0.1%
Kaufman & Broad SA	32,843	965,254
Energy 30.5%		316,933,959
Energy equipment and services 2.2%
Aker Solutions ASA	166,086	639,677
Baker Hughes Company	52,359	1,546,161
ChampionX Corp.	62,143	1,801,526
Enerflex, Ltd.	154,170	972,387
Halliburton Company	143,057	5,629,293
Helmerich & Payne, Inc.	24,014	1,190,374
Patterson-UTI Energy, Inc.	118,917	2,002,562
Schlumberger, Ltd.	153,346	8,197,877
TechnipFMC PLC (B)	78,651	958,756
Oil, gas and consumable fuels 28.3%
Advantage Energy, Ltd. (B)	192,988	1,349,776
Aker BP ASA	95,525	2,969,192
ARC Resources, Ltd.	151,965	2,048,273
Arch Resources, Inc. (C)	6,800	970,972
BP PLC	2,341,376	13,509,670
Cameco Corp.	246,010	5,576,106
Canadian Natural Resources, Ltd.	257,667	14,308,701
Cenovus Energy, Inc.	548,315	10,638,283
Cheniere Energy, Inc.	11,695	1,753,782
Chevron Corp.	116,880	20,978,791
ConocoPhillips	124,892	14,737,256
Coterra Energy, Inc.	196,795	4,835,253
Denbury, Inc. (B)	10,396	904,660
Devon Energy Corp.	113,493	6,980,954
Diamondback Energy, Inc.	36,257	4,959,232
Enbridge, Inc.	79,733	3,116,300
Enbridge, Inc. (New York Stock Exchange) (C)	21,494	840,415
Energy Fuels, Inc. (B)	64,855	401,392
Enerplus Corp.	180,676	3,189,185
EOG Resources, Inc.	84,412	10,933,042
EQT Corp.	162,661	5,502,822
Equinor ASA	220,984	7,942,226
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	218,140	$24,060,842
Galp Energia SGPS SA	253,881	3,425,004
Hess Corp.	35,016	4,965,969
Imperial Oil, Ltd.	61,877	3,013,876
Kelt Exploration, Ltd. (B)	312,164	1,155,053
Keyera Corp. (C)	109,482	2,392,594
Marathon Petroleum Corp.	67,430	7,848,178
MEG Energy Corp. (B)	148,345	2,065,217
Neste OYJ	23,562	1,086,604
NexGen Energy, Ltd. (B)	534,539	2,364,763
NuVista Energy, Ltd. (B)	180,627	1,664,863
Occidental Petroleum Corp.	84,455	5,319,820
PDC Energy, Inc.	39,895	2,532,535
Pembina Pipeline Corp.	151,920	5,156,753
Phillips 66	52,324	5,445,882
Pioneer Natural Resources Company	50,077	11,437,086
Shell PLC	728,167	20,527,724
Suncor Energy, Inc.	421,193	13,360,590
Targa Resources Corp.	36,253	2,664,596
TC Energy Corp.	101,669	4,053,244
The Williams Companies, Inc.	121,781	4,006,595
Tidewater Midstream and Infrastructure, Ltd. (C)	823,040	613,937
Topaz Energy Corp.	54,265	846,839
TotalEnergies SE (C)	164,352	10,316,864
Tourmaline Oil Corp.	77,767	3,923,960
Valero Energy Corp.	72,171	9,155,613
Woodside Energy Group, Ltd., ADR (C)	88,561	2,144,062
Financials 0.3%		3,216,885
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,414	3,216,885
Industrials 2.0%		21,159,998
Commercial services and supplies 0.2%
Aker Carbon Capture ASA (B)	115,067	135,048
Park24 Company, Ltd. (B)	107,600	1,840,541
Construction and engineering 0.7%
Vinci SA	39,373	3,924,962
WillScot Mobile Mini Holdings Corp. (B)	76,191	3,441,547
Electrical equipment 0.5%
Plug Power, Inc. (B)(C)	18,816	232,754
SunPower Corp. (B)(C)	45,092	813,009
Sunrun, Inc. (B)	54,947	1,319,827
Vestas Wind Systems A/S	89,711	2,616,929
Road and rail 0.3%
Canadian National Railway Company	29,814	3,541,569
Transportation infrastructure 0.3%
Shanghai International Airport Company, Ltd., Class A (B)	397,600	3,293,812
Information technology 1.2%		12,138,974
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	11,178	958,849
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.1%
Analog Devices, Inc.	8,804	$1,444,120
Enphase Energy, Inc. (B)	6,104	1,617,316
First Solar, Inc. (B)	13,281	1,989,361
ON Semiconductor Corp. (B)	17,707	1,104,386
Power Integrations, Inc.	14,493	1,039,438
SolarEdge Technologies, Inc. (B)	10,443	2,958,189
Wolfspeed, Inc. (B)	14,880	1,027,315
Materials 21.2%		219,790,187
Chemicals 0.6%
Air Liquide SA	4,037	572,991
Albemarle Corp.	5,206	1,128,973
Dow, Inc.	10,860	547,235
DuPont de Nemours, Inc.	9,170	629,337
LyondellBasell Industries NV, Class A	10,967	910,590
NanoXplore, Inc. (B)(C)	174,300	334,697
Nutrien, Ltd. (C)	22,210	1,621,461
Nutrien, Ltd. (New York Stock Exchange)	8,025	586,066
Containers and packaging 0.1%
Smurfit Kappa Group PLC	37,000	1,363,474
Metals and mining 20.0%
Agnico Eagle Mines, Ltd. (C)	212,341	11,034,204
Agnico Eagle Mines, Ltd. (New York Stock Exchange)	14,648	761,550
Alcoa Corp.	134,096	6,097,345
Altius Minerals Corp.	43,126	707,407
Anglo American PLC	58,272	2,281,936
AngloGold Ashanti, Ltd., ADR (C)	37,529	728,813
Antofagasta PLC	3,782	70,601
Artemis Gold, Inc. (B)	271,854	881,417
Aya Gold & Silver, Inc. (B)(C)	83,347	555,236
B2Gold Corp.	317,259	1,127,043
Barrick Gold Corp.	561,933	9,632,544
BHP Group, Ltd., ADR (C)	314,250	19,499,213
Boliden AB	36,798	1,382,214
Calibre Mining Corp. (B)	260,000	172,821
Canada Nickel Company, Inc. (B)	680,000	1,029,542
Capstone Copper Corp. (B)	1,417,467	5,171,556
Champion Iron, Ltd. (C)	890,991	4,441,794
Constellium SE (B)	138,500	1,638,455
Copper Mountain Mining Corp. (B)(C)	1,179,926	1,490,158
Dundee Precious Metals, Inc.	19,881	95,587
Eldorado Gold Corp. (B)	28,164	234,839
Endeavour Mining PLC	191,728	4,103,602
Equinox Gold Corp. (B)(C)	48,661	159,208
ERO Copper Corp. (B)(C)	276,632	3,808,287
Filo Mining Corp. (B)(C)	30,000	514,919
First Quantum Minerals, Ltd.	333,945	6,977,329
Franco-Nevada Corp.	34,120	4,651,055
Freeport-McMoRan, Inc.	596,387	22,662,706
Glencore PLC	179,499	1,197,021
Global Atomic Corp. (B)	131,500	340,890
Gold Fields, Ltd., ADR (C)	158,094	1,636,273
Hudbay Minerals, Inc.	235,775	1,191,064
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
IGO, Ltd.	195,000	$1,783,737
Iluka Resources, Ltd.	118,000	759,036
Ivanhoe Electric, Inc. (B)(C)	115,000	1,397,250
Ivanhoe Mines, Ltd., Class A (B)	639,335	5,052,352
K92 Mining, Inc. (B)(C)	446,520	2,529,401
Karora Resources, Inc. (B)	808,345	2,776,074
Kinross Gold Corp.	638,844	2,604,445
Lithium Americas Corp. (B)(C)	44,400	841,764
Lucara Diamond Corp. (B)	460,070	169,893
Lundin Gold, Inc.	74,297	725,960
Lundin Mining Corp.	472,869	2,902,172
MAG Silver Corp. (B)	62,775	980,570
Marathon Gold Corp. (B)(C)	814,805	637,883
Nevada Copper Corp. (B)(C)	267,550	57,304
Newcrest Mining, Ltd.	24,788	347,586
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,513	77,117
Newmont Corp.	187,480	8,849,056
Nickel 28 Capital Corp. (B)	356,691	276,607
Norsk Hydro ASA	412,164	3,079,841
Nouveau Monde Graphite, Inc. (B)(C)	95,617	365,257
Nucor Corp.	4,556	600,526
OceanaGold Corp. (B)	345,606	658,540
Osisko Mining, Inc. (B)	341,234	882,067
Pan American Silver Corp.	79,760	1,301,843
Pan American Silver Corp., CVR (B)	83,300	47,564
Piedmont Lithium, Inc. (B)(C)	34,100	1,501,082
Rio Tinto PLC, ADR (C)	174,777	12,444,122
Sandstorm Gold, Ltd.	34,124	179,441
Seabridge Gold, Inc. (B)(C)	45,163	568,151
Sierra Rutile Holdings, Ltd. (B)	98,000	14,945
Sigma Lithium Corp. (B)	19,000	534,357
SilverCrest Metals, Inc. (B)	176,690	1,057,008
Skeena Resources, Ltd. (B)(C)	278,000	1,480,340
SolGold PLC (B)(C)	2,709,000	600,222
South32, Ltd.	748,066	2,050,923
Southern Copper Corp.	5,286	319,222
SSR Mining, Inc.	119,541	1,870,808
Steel Dynamics, Inc.	6,414	626,648
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	4,825,000	1,763,940
Teck Resources, Ltd., Class B	268,115	10,132,529
Torex Gold Resources, Inc. (B)	13,417	154,087
Trilogy Metals, Inc. (B)(C)	781,452	421,315
Triple Flag Precious Metals Corp. (C)	167,456	2,304,195
U.S. Steel Corp.	7,081	177,379
Vale SA, ADR	88,952	1,509,515
Warrior Met Coal, Inc.	36,379	1,260,169
Wesdome Gold Mines, Ltd. (B)	160,939	889,087
Wheaton Precious Metals Corp.	177,851	6,948,536
Yamana Gold, Inc.	427,445	2,373,993
Paper and forest products 0.5%
Canfor Corp. (B)	35,000	550,849
Interfor Corp. (B)	117,319	1,819,571
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Paper and forest products (continued)
West Fraser Timber Company, Ltd.	35,487	$2,562,455
Real estate 34.1%		354,351,282
Equity real estate investment trusts 29.4%
Agree Realty Corp.	121,869	8,644,168
Alexandria Real Estate Equities, Inc.	32,935	4,797,641
American Homes 4 Rent, Class A	204,711	6,169,990
American Tower Corp.	54,743	11,597,852
Arena REIT	384,509	995,911
Ascencio	13,097	735,448
AvalonBay Communities, Inc.	72,716	11,745,088
Boardwalk Real Estate Investment Trust	40,603	1,482,279
Brixmor Property Group, Inc.	349,051	7,912,986
CareTrust REIT, Inc.	236,838	4,400,450
Carmila SA	102,969	1,470,223
CDL Hospitality Trusts	1,375,200	1,284,966
Corporate Office Properties Trust	189,737	4,921,778
CubeSmart	136,387	5,489,577
Empire State Realty Trust, Inc., Class A	709,915	4,784,827
Equinix, Inc.	23,737	15,548,447
Equity Residential	170,823	10,078,557
First Industrial Realty Trust, Inc.	67,754	3,269,808
Frontier Real Estate Investment Corp.	803	3,128,306
Getty Realty Corp.	108,376	3,668,528
Goodman Group	105,302	1,238,391
Growthpoint Properties, Ltd.	898,813	770,510
H&R Real Estate Investment Trust	104,558	935,153
Health Care & Medical Investment Corp.	349	477,232
Healthpeak Properties, Inc.	222,715	5,583,465
Heiwa Real Estate REIT, Inc.	1,073	1,236,897
Host Hotels & Resorts, Inc.	352,387	5,655,811
Independence Realty Trust, Inc.	159,765	2,693,638
Innovative Industrial Properties, Inc.	29,345	2,974,116
Iron Mountain, Inc.	97,156	4,843,227
Kimco Realty Corp.	413,986	8,768,223
Klepierre SA (B)	107,888	2,490,113
Life Storage, Inc.	54,015	5,320,478
LTC Properties, Inc.	136,154	4,837,552
Merlin Properties Socimi SA	202,320	1,897,533
National Storage REIT	890,694	1,403,603
NewRiver REIT PLC	1,650,437	1,551,048
Orix JREIT, Inc.	1,953	2,770,629
Phillips Edison & Company, Inc.	194,588	6,195,682
Plymouth Industrial REIT, Inc.	240,814	4,618,813
Prologis Property Mexico SA de CV	380,370	1,083,927
Prologis, Inc.	275,818	31,092,962
Public Storage	44,827	12,560,077
RioCan Real Estate Investment Trust	83,095	1,296,748
Ryman Hospitality Properties, Inc.	55,914	4,572,647
Safestore Holdings PLC	173,591	1,979,537
Simon Property Group, Inc.	48,860	5,740,073
Spirit Realty Capital, Inc.	61,323	2,448,627
Sun Communities, Inc.	112,511	16,089,073
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Tanger Factory Outlet Centers, Inc.	250,061	$4,486,094
The British Land Company PLC	508,778	2,415,569
The UNITE Group PLC	123,794	1,358,113
Veris Residential, Inc. (B)	246,610	3,928,497
VICI Properties, Inc.	342,606	11,100,434
Vicinity, Ltd.	2,430,689	3,282,160
Welltower, Inc.	212,556	13,933,046
WP Carey, Inc.	116,752	9,124,169
Real estate management and development 4.7%
Azrieli Group, Ltd.	13,565	904,626
CapitaLand Investment, Ltd.	1,518,200	4,195,839
CBRE Group, Inc., Class A (B)	12,698	977,238
Central Pattana PCL	913,300	1,869,604
City Developments, Ltd.	437,400	2,688,839
CK Asset Holdings, Ltd.	618,865	3,795,607
Colliers International Group, Inc.	10,483	962,980
Emaar Properties PJSC	919,264	1,462,485
Grainger PLC	287,176	877,234
Hufvudstaden AB, A Shares	175,312	2,495,611
LEG Immobilien SE	20,734	1,352,240
Lifestyle Communities, Ltd.	153,400	1,969,371
Mitsubishi Estate Company, Ltd.	72,900	944,316
Mitsui Fudosan Company, Ltd.	251,927	4,604,463
Multiplan Empreendimentos Imobiliarios SA	125,950	521,869
Nomura Real Estate Holdings, Inc.	86,700	1,853,888
Pandox AB (B)	59,830	667,536
PSP Swiss Property AG	31,060	3,648,682
Sino Land Company, Ltd.	1,880,000	2,344,897
StorageVault Canada, Inc. (C)	265,731	1,181,463
Swire Pacific, Ltd., Class A	314,017	2,752,637
The Wharf Holdings, Ltd.	512,000	1,501,886
TKP Corp. (B)(C)	74,920	1,617,569
Tokyo Tatemono Company, Ltd.	175,990	2,130,597
Wharf Real Estate Investment Company, Ltd.	369,000	2,149,108
Utilities 6.2%		64,153,397
Electric utilities 2.8%
American Electric Power Company, Inc.	38,867	3,690,422
Constellation Energy Corp.	29,848	2,573,196
Duke Energy Corp.	31,859	3,281,158
Edison International	50,150	3,190,543
EDP - Energias de Portugal SA	190,526	949,732
Electricite de France SA	47	603
Enel SpA	488,126	2,625,203
Exelon Corp.	84,325	3,645,370
FirstEnergy Corp.	75,645	3,172,551
Iberdrola SA	273,985	3,198,353
NextEra Energy, Inc.	37,602	3,143,527
Gas utilities 0.5%
Atmos Energy Corp.	28,046	3,143,115
ENN Energy Holdings, Ltd.	154,500	2,158,064
Independent power and renewable electricity producers 1.4%
Brookfield Renewable Corp., Class A	18,656	513,786
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Brookfield Renewable Partners LP	71,937	$1,822,884
China Longyuan Power Group Corp., Ltd., H Shares	2,695,081	3,276,111
Orron Energy AB	80,636	174,284
RWE AG	91,358	4,038,715
The AES Corp.	162,079	4,661,392
Multi-utilities 1.2%
Engie SA	262,203	3,751,086
National Grid PLC	269,601	3,229,663
Public Service Enterprise Group, Inc.	25,401	1,556,319
Sempra Energy	24,571	3,797,202
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	237,800	2,560,118

Warrants 0.1%		$673,368
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,332	673,368

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.2%				$64,519,307
(Cost $64,500,445)
U.S. Government Agency 0.5%				4,974,664
Federal Home Loan Bank Discount Note	3.400	01-04-23	540,000	539,936
Federal Home Loan Bank Discount Note	3.930	01-12-23	4,440,000	4,434,728

	Yield (%)	Shares	Value
Short-term funds 4.7%			48,944,643
John Hancock Collateral Trust (E)	4.2988(F)	4,896,521	48,944,643

	Par value^	Value
Repurchase agreement 1.0%		10,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-30-22 at 4.300% to be repurchased at $1,900,908 on 1-3-23, collateralized by $2,791,000 Federal Farm Credit Bank, 2.590% due 11-1-41 (valued at $1,938,586)	1,900,000	1,900,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-30-22 at 4.240% to be repurchased at $8,704,099 on 1-3-23, collateralized by $9,325,108 Federal National Mortgage Association, 3.500% - 4.000% due 11-1-40 to 7-1-48 (valued at $8,874,000)	8,700,000	8,700,000

Total investments (Cost $922,402,214) 104.3%	$1,082,500,273
Other assets and liabilities, net (4.3%)	(45,053,273)
Total net assets 100.0%	$1,037,447,000

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-22. The value of securities on loan amounted to $52,785,210. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,653,277 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-22.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-22:
United States	54.6%
Canada	19.6%
United Kingdom	6.3%
Australia	4.0%
Japan	3.2%
France	2.4%
Norway	1.4%
Hong Kong	1.3%
Other countries	7.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2022, by major security category or type:
	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$14,301,485	—	$14,301,485	—
Consumer discretionary	11,261,431	$3,905,408	7,356,023	—
Energy	316,933,959	256,516,998	60,416,961	—
Financials	3,216,885	3,216,885	—	—
Industrials	21,159,998	9,348,706	11,811,292	—
Information technology	12,138,974	12,138,974	—	—
Materials	219,790,187	204,885,882	14,904,305	—
Real estate	354,351,282	277,516,189	76,835,093	—
Utilities	64,153,397	38,191,465	25,961,932	—
Warrants	673,368	673,368	—	—
Short-term investments	64,519,307	48,944,643	15,574,664	—
Total investments in securities	$1,082,500,273	$855,338,518	$227,161,755	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,896,521	$43,836,586	$190,664,884	$(185,550,667)	$(20,323)	$14,163	$372,163	—	$48,944,643
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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